FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED BALANCE SHEET) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,149,531	$ 302,755	¥ 2,144,020		¥ 4,606,545
Restricted cash	202,764	28,559	101,704
Prepayments and other current assets	590,350	83,149	554,415
Short term investment	720,522	101,483	895,425
Amounts due from subsidiaries and VIE	86,661	12,206	93,270
Total current assets	7,290,784	1,026,885	7,397,121
Non-current assets:
Investments in equity investee | ¥	359,129		269,693
Total non-current assets	3,183,692	448,414	2,725,349
TOTAL ASSETS	10,474,476	1,475,299	10,122,470
Current liabilities:
Short-term loans	1,115,721	157,146	1,016,071
Other current liabilities	32,118	4,524	30,434
Income tax payables	18,768	2,643	46,828
Derivative liabilities			364,800	$ 52,800
Total current liabilities	3,757,960	529,296	3,681,645
Non-current liabilities:
Total non-current liabilities	864,780	121,801	764,487
TOTAL LIABILITIES	4,622,740	651,097	4,446,132
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,571,439	643,874	5,129,103
Treasury shares | ¥			(832,578)
Accumulative deficit	(506,587)	(71,349)	(228,165)
Accumulated other comprehensive income	32,251	4,542	15,678
Total shareholders' equity	4,097,204	577,081	4,084,162
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,474,476	1,475,299	10,122,470
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 93	$ 13	¥ 116
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000	470,000,000
Shares issued	167,901,880	167,901,880	163,100,873	163,100,873
Shares outstanding	167,901,880	167,901,880	163,100,873	163,100,873
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738	13,300,738
Parent Company
Current assets:
Cash and cash equivalents	¥ 446,105	$ 62,833	¥ 783,543
Restricted cash	120,807	17,015
Prepayments and other current assets	24,255	3,417	2,060
Short term investment | ¥			138,052
Amounts due from subsidiaries and VIE	1,681,216	236,795	1,434,838
Total current assets	2,272,383	320,060	2,358,493
Non-current assets:
Investments in subsidiaries and VIE	1,844,885	259,847	2,114,145
Investments in equity investee	10,261	1,445	10,019
Total non-current assets	1,855,146	261,292	2,124,164
TOTAL ASSETS	4,127,529	581,352	4,482,657
Current liabilities:
Other current liabilities	30,325	4,271	33,737
Derivative liabilities | ¥			364,758
Total current liabilities	30,325	4,271	398,495
Non-current liabilities:
Total non-current liabilities
TOTAL LIABILITIES	30,325	4,271	398,495
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,571,439	643,874	5,129,103
Treasury shares | ¥			(832,578)
Accumulative deficit	(506,587)	(71,349)	(228,165)
Accumulated other comprehensive income	32,251	4,542	15,678
Total shareholders' equity	4,097,204	577,081	4,084,162
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,127,529	581,352	4,482,657
Parent Company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 93	$ 13	¥ 116
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000	470,000,000
Shares issued	167,901,880	167,901,880	163,100,873	163,100,873
Shares outstanding	167,901,880	167,901,880	163,100,873	163,100,873
Parent Company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738	13,300,738